Schedule of investments
Delaware Tax-Free California Fund	May 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 95.74%
Corporate Revenue Bonds — 6.00%
California Pollution Control Financing AuthoritySolid Waste Disposal Revenue
(CalPlant I Project) 144A 8.00% 7/1/39 (AMT) #, ‡	300,000	$ 180,000
Golden State Tobacco Securitization Settlement Revenue
(Capital Appreciation) Subordinate Series B-2 4.08% 6/1/66 ^	2,500,000	330,825
Inland Empire Tobacco Securitization Authority
(Capital Appreciation Turbo Asset-Backed) Series F 144A 1.386% 6/1/57 #, ^	29,440,000	1,524,992
M-S-R Energy Authority Revenue
Series B 6.50% 11/1/39	500,000	640,420
Tobacco Securitization Authority of Northern California
(Sacramento County)
Series A Class 1 Senior 4.00% 6/1/36	300,000	304,251
Series A Class 1 Senior 4.00% 6/1/37	300,000	303,612
Series A Class 1 Senior 4.00% 6/1/38	400,000	404,092
Series A Class 1 Senior 4.00% 6/1/39	250,000	252,100
Series A Class 1 Senior 4.00% 6/1/40	300,000	302,031
Series A Class 1 Senior 4.00% 6/1/49	1,000,000	977,360
Tobacco Securitization Authority of Southern California
(San Diego County)
Capital Appreciation Second Subordinate Series C 0.599% 6/1/46 ^	16,690,000	2,638,856
Capital Appreciation Third Subordinate Series D 0.301% 6/1/46 ^	4,915,000	587,146
		8,445,685
Education Revenue Bonds — 19.88%
California Educational Facilities Authority
(Loma Linda University) Series A 5.00% 4/1/47	1,000,000	1,079,260
(Stanford University - Green Bonds) Series V-2 2.25% 4/1/51	300,000	219,012
(Stanford University)
Series U-1 5.25% 4/1/40	1,840,000	2,369,681
Series V-1 5.00% 5/1/49	1,460,000	1,888,583
California Municipal Finance Authority
(Bella Mente Montessori Academy Project) Series A 144A 5.00% 6/1/48 #	500,000	502,570
(Biola University) 5.00% 10/1/39	1,000,000	1,075,930
NQ-329 [5/22] 7/22 (2272141)    1

Schedule of investments
Delaware Tax-Free California Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Municipal Finance Authority
(California Baptist University) Series A 144A 5.375% 11/1/40 #	1,000,000	$ 1,058,480
(CHF - Davis I, LLC - West Village Student Housing Project) 5.00% 5/15/48	1,000,000	1,029,400
(Emerson College) Series B 5.00% 1/1/32	1,000,000	1,063,190
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	850,000	850,229
(Literacy First Charter Schools Project) Series A 5.00% 12/1/49	750,000	784,890
(Southwestern Law School) 4.00% 11/1/41	575,000	575,374
(The Creative Center of Los Altos Project - Pinewood School and Oakwood School) Series B 144A 4.50% 11/1/46 #	500,000	444,925
California School Finance Authority
(Aspire Public Schools - Obligated Group Issue #3) Series A 144A 5.00% 8/1/40 #	1,000,000	1,064,270
(Aspire Public Schools - Obligated Group) Series A 144A 5.00% 8/1/45 #	715,000	738,116
(Encore Education Obligated Group) Series A 144A 5.00% 6/1/42 #	500,000	420,165
(Escuela Popular Project) 144A 6.50% 7/1/50 #	250,000	259,368
(Granada Hills Charter Obligated Group) 144A 5.00% 7/1/49 #	475,000	486,799
(Green Dot Public Schools Project) Series A 144A 5.00% 8/1/35 #	1,000,000	1,035,870
(Grimmway Schools - Obligated Group) Series A 144A 5.00% 7/1/36 #	500,000	517,680
(ICEF - View Park Elementary & Middle Schools) Series A 5.625% 10/1/34	575,000	597,896
(John Adams Academies - Obligated Group) Series A 144A 5.00% 7/1/52 #	1,000,000	1,004,670
(KIPP LA Projects) Series A 5.125% 7/1/44	1,000,000	1,025,320
(KIPP SoCal Projects) Series A 144A 5.00% 7/1/49 #	1,000,000	1,055,430
2    NQ-329 [5/22] 7/22 (2272141)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority
(Partnerships to Uplift Communities Valley Project) Series A 144A 6.75% 8/1/44 #	1,000,000	$ 1,040,490
(Russell Westbrook Why Not? Academy - Obligated Group) Series A 144A 4.00% 6/1/51 #	1,200,000	993,372
California State University Systemwide Revenue
Series A 5.00% 11/1/47	1,000,000	1,083,860
California Statewide Communities Development Authority Charter School Revenue
(Green Dot Public Schools - Animo Inglewood Charter High School Project) Series A 7.25% 8/1/41	300,000	300,921
California Statewide Communities Development Authority Revenue
(California Baptist University) Series A 6.125% 11/1/33	750,000	780,165
Mt. San Antonio Community College District Convertible Capital Appreciation Election 2008
Series A 0.00% 8/1/28	1,000,000	1,106,060
Regents of the University of California General Revenue
Series BE 4.00% 5/15/50	1,500,000	1,544,145
		27,996,121
Electric Revenue Bonds — 3.75%
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/41	970,000	1,042,197
Los Angeles Department of Water & Power Revenue
(Power System) Series A 5.00% 7/1/42	1,000,000	1,091,300
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	350,000	325,500
Series A 5.05% 7/1/42 ‡	70,000	65,100
Series A 6.75% 7/1/36 ‡	185,000	178,986
Series AAA 5.25% 7/1/25 ‡	40,000	37,400
Series CCC 5.25% 7/1/27 ‡	325,000	303,875
Series TT 5.00% 7/1/32 ‡	340,000	316,200
Series WW 5.00% 7/1/28 ‡	470,000	437,100
Series WW 5.25% 7/1/33 ‡	335,000	313,225
Series WW 5.50% 7/1/38 ‡	730,000	685,287
Series XX 4.75% 7/1/26 ‡	45,000	41,681
Series XX 5.25% 7/1/40 ‡	230,000	215,050
NQ-329 [5/22] 7/22 (2272141)    3

Schedule of investments
Delaware Tax-Free California Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series XX 5.75% 7/1/36 ‡	150,000	$ 141,375
Series ZZ 4.75% 7/1/27 ‡	35,000	32,419
Series ZZ 5.25% 7/1/24 ‡	55,000	51,425
		5,278,120
Healthcare Revenue Bonds — 10.24%
California Educational Facilities Authority
(Stanford University) Series V-2 5.00% 4/1/51	500,000	649,115
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Medical Center) Series B 4.00% 8/15/36	500,000	509,230
(Children's Hospital Los Angeles)
Series A 5.00% 11/15/34	500,000	503,095
Series A 5.00% 8/15/47	500,000	525,780

(Children's Hospital of Orange County) Series A 2.125% 11/1/41	2,500,000	1,917,100
(CommonSpirit Health) Series A 4.00% 4/1/49	1,250,000	1,222,088
(Kaiser Permanente) Subordinate Series A-2 4.00% 11/1/44	1,005,000	1,015,854
California Municipal Finance Authority Revenue
(Community Medical Centers)
Series A 5.00% 2/1/42	750,000	794,055
Series A 5.00% 2/1/47	250,000	263,307

(Goodwill Industry of Sacramento Valley & Northern Nevada Project) 5.00% 1/1/35	635,000	563,982
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	521,050
California Municipal Finance Authority Senior Living Revenue
(Mt. San Antonio Gardens Project)
Series A 4.00% 11/15/52	750,000	667,642
Series A 4.00% 11/15/56	1,075,000	934,014
California Public Finance Authority Senior Living Revenue
(Enso Village Project - Green Bonds) Series A 144A 5.00% 11/15/51 #	500,000	499,220
California Statewide Communities Development Authority Revenue
(Adventist Health System/West) Series A 4.00% 3/1/48	1,000,000	1,000,160
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Statewide Communities Development Authority Revenue
(Emanate Health) Series A 4.00% 4/1/45	255,000	$ 252,919
(Huntington Memorial Hospital) 4.00% 7/1/48	500,000	501,170
(Marin General Hospital - Green Bonds) Series A 4.00% 8/1/45	500,000	495,145
(Redlands Community Hospital) 5.00% 10/1/46	1,000,000	1,056,410
Palomar Health
5.00% 11/1/47 (AGM)	500,000	534,285
		14,425,621
Housing Revenue Bonds — 2.63%
California Housing Finance Agency
Series 2019-2 Class A 4.00% 3/20/33	481,091	481,486
Independent Cities Finance Authority Mobile Home Park Revenue
(Pillar Ridge)
Series A 5.25% 5/15/44	1,000,000	1,024,230
Series A 5.25% 5/15/49	1,200,000	1,227,012
Santa Clara County Multifamily Housing Authority Revenue
(RiverTown Apartments Project) Series A 5.85% 8/1/31 (AMT)	965,000	967,200
		3,699,928
Lease Revenue Bonds — 3.53%
California Infrastructure & Economic Development Bank
(Academy of Motion Picture Arts & Sciences Obligated Group) Series A 5.00% 11/1/41	1,000,000	1,041,370
California Municipal Finance Authority
(Orange County Civic Center Infrastructure Improvement Program - Phase II) Series A 5.00% 6/1/43	750,000	826,530
California State Public Works Board
(Department of General Services - New Natural Resources) Series C 4.00% 11/1/46	1,000,000	1,034,840
(Various Capital Projects) Series I 5.50% 11/1/30	1,000,000	1,049,740
NQ-329 [5/22] 7/22 (2272141)    5

Schedule of investments
Delaware Tax-Free California Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Oceanside Public Financing Authority
(EL Corazon Aquatics Center Project) 4.00% 11/1/49	1,000,000	$ 1,014,840
		4,967,320
Local General Obligation Bonds — 2.55%
Anaheim School District Capital AppreciationElection of 2002
5.00% 8/1/25 (NATL) ^	1,000,000	919,790
Los Angeles Unified School DistrictElection of 2008
(Dedicated Unlimited Ad Valorem Property Tax) Series A 5.00% 7/1/40	500,000	535,055
Moreno Valley Unified School DistrictElection of 2014
Series B 5.00% 8/1/43 (AGM)	500,000	554,360
New Haven Unified School DistrictElection of 2014
Series A 5.00% 8/1/40	1,000,000	1,072,090
San Francisco Bay Area Rapid Transit District Election of 2016
(Green Bonds) Series B-1 4.00% 8/1/44	500,000	518,365
		3,599,660
Pre-Refunded Bonds — 9.44%
ABAG Finance Authority for Nonprofit Corporations
(Jackson Laboratory) 5.00% 7/1/37-22 §	1,000,000	1,003,140
Bay Area Toll Authority
Series S-4 5.00% 4/1/32-23 §	1,000,000	1,028,020
Series S-H 5.00% 4/1/44-29 §	1,000,000	1,168,920
California Health Facilities Financing Authority Revenue
(Sutter Health) Series A 5.00% 8/15/43-25 §	1,000,000	1,090,310
California Municipal Finance Authority Mobile Home Park Revenue
(Caritas Projects) Series A 5.50% 8/15/47-22 §	250,000	252,200
California State Public Works Board
(California State University: Various Buildings) Series E 5.00% 9/1/33-22 §	1,000,000	1,009,490
6    NQ-329 [5/22] 7/22 (2272141)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
California Statewide Communities Development Authority Revenue
(Covenant Retirement Communities) Series C 5.625% 12/1/36-23 §	1,000,000	$ 1,055,900
Fresno Unified School DistrictElection of 2016
Series A 5.00% 8/1/41-26 §	500,000	559,035
Golden State Tobacco Securitization Settlement Revenue
Series A-1 5.00% 6/1/47-22 §	300,000	300,000
(Asset-Backed) Series A-2 5.00% 6/1/47 §	1,650,000	1,650,000
(Enhanced Asset-Backed)
Series A 5.00% 6/1/29-23 §	1,000,000	1,034,430
Series A 5.00% 6/1/45-25 §	1,000,000	1,088,050
Riverside County Transportation Commission Senior Lien
(Current Interest Obligations) Series A 5.75% 6/1/44-23 §	500,000	520,915
San Francisco Municipal Transportation Agency Revenue
5.00% 3/1/32-23 §	1,000,000	1,026,630
San Jose Financing Authority Lease Revenue
(Civic Center Project) Series A 5.00% 6/1/33-23 §	500,000	516,710
		13,303,750
Special Tax Revenue Bonds — 17.18%
City of Irvine Limited Obligation Improvement Bonds (Reassessment District No. 21-1)
4.00% 9/2/46 (BAM)	1,340,000	1,364,777
GDB Debt Recovery Authority
7.50% 8/20/40	3,558,599	3,176,049
Matching Fund Special Purpose Securitization Corporation, US Virgin Islands
Series A 5.00% 10/1/32	500,000	518,725
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	2,980,000	2,998,178
Series A-1 5.00% 7/1/58	3,045,000	3,103,494
Series A-1 5.204% 7/1/51 ^	29,986,000	6,625,407
Series A-1 5.365% 7/1/46 ^	6,280,000	1,910,816
Series A-2 4.329% 7/1/40	1,235,000	1,236,531
Series A-2 4.329% 7/1/40	250,000	250,310
NQ-329 [5/22] 7/22 (2272141)    7

Schedule of investments
Delaware Tax-Free California Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Sacramento Transient Occupancy Tax Revenue
(Convention Center Complex)
Senior Series A 5.00% 6/1/38	500,000	$ 553,850
Senior Series A 5.00% 6/1/48	1,000,000	1,095,470
San Francisco Facilities District No. 2021-01
(Public Facilities and Services) 4.00% 9/1/44	900,000	861,903
Yucaipa Special Tax Community Facilities District No. 98-1
(Chapman Heights) 5.375% 9/1/30	500,000	502,420
		24,197,930
State General Obligation Bonds — 8.59%
California
4.00% 10/1/36	500,000	532,160
5.00% 4/1/42	1,500,000	1,763,685
(Various Purpose)
5.00% 9/1/31	1,000,000	1,039,890
5.00% 4/1/32	2,820,000	3,411,016
5.00% 4/1/37	2,000,000	2,051,160
5.00% 8/1/46	1,000,000	1,079,700
Commonwealth of Puerto Rico
2.852% 11/1/43	1,716,227	890,293
(Restructured)
Series A-1 4.00% 7/1/33	204,383	200,428
Series A-1 4.00% 7/1/35	183,714	177,701
Series A-1 4.00% 7/1/37	157,673	152,509
Series A-1 4.00% 7/1/41	214,377	203,641
Series A-1 4.00% 7/1/46	222,953	208,588
Series A-1 4.36% 7/1/33 ^	263,024	156,105
Series A-1 5.625% 7/1/29	207,081	229,137
		12,096,013
Transportation Revenue Bonds — 10.33%
California Municipal Finance Authority Senior Lien
(LINXS APM Project) Series A 5.00% 12/31/47 (AMT)	1,745,000	1,814,940
Foothill-Eastern Transportation Corridor Agency, California
Series A 4.00% 1/15/46	1,000,000	1,001,350
Series C 4.00% 1/15/43	1,000,000	1,007,150
8    NQ-329 [5/22] 7/22 (2272141)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Long Beach Marina Revenue
(Alamitos Bay Marina Project) 5.00% 5/15/45	500,000	$ 515,260
Los Angeles Department of Airports
(Los Angeles International Airport)
Senior Series D 5.00% 5/15/36 (AMT)	1,000,000	1,053,550
Series A Private Activity 5.00% 5/15/51 (AMT)	1,500,000	1,642,170
Port Authority of Guam Revenue
(Governmental) Series A 5.00% 7/1/48	375,000	403,732
Sacramento County Airport System Revenue
Series C 5.00% 7/1/39 (AMT)	500,000	537,955
Subordinate Series B 5.00% 7/1/41	500,000	532,360
San Diego County Regional Airport Authority Revenue
Series A 4.00% 7/1/56	1,000,000	1,018,540
San Diego Redevelopment Agency
(Centre City Redevelopment Project) Series A 6.40% 9/1/25	615,000	617,632
San Francisco City & County Airports Commission
(San Francisco International Airport)
Second Series A 5.00% 5/1/34 (AMT)	1,000,000	1,098,530
Second Series A 5.00% 5/1/49 (AMT)	1,000,000	1,077,480
Second Series E 5.00% 5/1/50 (AMT)	500,000	538,325
San Jose Airport Revenue
Series B 5.00% 3/1/36	575,000	620,109
Series B 5.00% 3/1/42	1,000,000	1,071,870
		14,550,953
Water & Sewer Revenue Bonds — 1.62%
Sacramento County Sanitation Districts Financing Authority Revenue
Series A 5.00% 12/1/50	2,000,000	2,289,780
		2,289,780
Total Municipal Bonds (cost $137,575,565)		134,850,881

Short-Term Investments — 1.41%
Variable Rate Demand Notes — 1.41%¤
Los Angeles Department of Water & Power Revenue
(Power System) Series A-1 0.52% 7/1/50 (SPA - Royal Bank of Canada)	100,000	100,000
NQ-329 [5/22] 7/22 (2272141)    9

Schedule of investments
Delaware Tax-Free California Fund   (Unaudited)
	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
Los Angeles Department of Water & Power Revenue
Series A-2 0.52% 7/1/45 (SPA - Barclays Bank PLC)•	700,000	$ 700,000
Series A-2 0.55% 7/1/51 (SPA - TD Bank N.A.)•	335,000	335,000
Regents of the University of California General Revenue
Series AL-3 0.50% 5/15/48 •	300,000	300,000
Series AL-4 0.50% 5/15/48 •	550,000	550,000
Total Short-Term Investments (cost $1,985,000)		1,985,000
Total Value of Securities—97.15% (cost $139,560,565)		136,835,881

Receivables and Other Assets Net of Liabilities—2.85%		4,020,082
Net Assets Applicable to 12,398,166 Shares Outstanding—100.00%		$140,855,963
°	Principal amount shown is stated in USD.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2022, the aggregate value of Rule 144A securities was $13,676,646, which represents 9.71% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2022.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
10    NQ-329 [5/22] 7/22 (2272141)

(Unaudited)
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
ICEF – Inner City Education Foundation
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
PLC – Public Limited Company
SPA – Stand-by Purchase Agreement
NQ-329 [5/22] 7/22 (2272141)    11